UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06384

Nuveen Texas Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Texas Quality Municipal Income Fund (NTX)
	May 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 148.1% (100.0% of Total Investments)

	Consumer Discretionary – 2.6% (1.8% of Total Investments)
$ 4,060	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment	7/17 at 100.00	A3	$ 4,062,395
	Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
	Education and Civic Organizations – 12.8% (8.6% of Total Investments)
2,500	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series	7/24 at 100.00	AAA	3,015,000
	2015A, 5.000%, 7/01/28
2,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	No Opt. Call	AAA	2,370,760
	2012B, 5.000%, 8/15/22
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
1,000	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,007,470
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,007,460
1,000	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr.	8/23 at 100.00	BBB–	1,121,710
	Public Charter District, Inspire Academies, Series 2013A, 6.000%, 8/15/28
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/21 at 100.00	A–	1,093,630
	Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities	11/22 at 100.00	A	1,130,500
	Revenue Bonds, Baylor College of Medicine, Refunding Series 2012A, 5.000%, 11/15/26
3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	3,233,220
	Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/38
2,000	Laredo Community College District, Webb County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AA	2,217,940
	2010, 5.250%, 8/01/35 – AGM Insured
2,000	Lone Star College System, Harris, Montgomery and San Jacinto Counties, Texas, Revenue	2/21 at 100.00	AA	2,219,940
	Financing System Bonds, Series 2013, 5.000%, 2/15/36
1,240	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,	5/26 at 100.00	AA	1,461,452
	Refunding Series 2016, 5.000%, 5/01/27 – BAM Insured
17,740	Total Education and Civic Organizations			19,879,082
	Energy – 1.3% (0.9% of Total Investments)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,095,240
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Health Care – 9.2% (6.2% of Total Investments)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	12/22 at 100.00	A+	1,114,120
	Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/35
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,112,730
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
1,350	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Good	7/20 at 100.00	A	1,400,031
	Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/19 at 100.00	Aa2	2,173,640
	Children's Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	Aa2	999,254
	Children's Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
515	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	577,861
	Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	1,498,100
	Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/29
1,590	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA	1,703,780
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 – AGC Insured
2,510	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA	2,547,750
	Health Resources, Series 2007B, 5.000%, 11/15/42
1,200	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	BBB–	1,170,900
	Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37
13,300	Total Health Care			14,298,166
	Housing/Multifamily – 2.1% (1.4% of Total Investments)
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	3,269,340
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured
	Long-Term Care – 0.7% (0.5% of Total Investments)
	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement
	Residence Foundation Project, Series 2007:
635	5.000%, 7/01/27	7/17 at 100.00	BBB	636,270
490	5.000%, 7/01/37	7/17 at 100.00	BBB	490,711
1,125	Total Long-Term Care			1,126,981
	Tax Obligation/General – 23.2% (15.6% of Total Investments)
500	Austin Community College District, Texas, General Obligation Bonds, Refunding Limited Tax	No Opt. Call	AA+	601,205
	Series 2016, 5.000%, 8/01/23
160	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	164,416
	Building Series 2008, 5.000%, 2/15/38
1,620	Cameron County, Texas, General Obligation Bonds, State Highway 550 Project, Series 2012,	2/22 at 100.00	AA	1,804,016
	5.000%, 2/15/32 – AGM Insured
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA+	1,669,500
1,000	El Paso County Hospital District, Texas, General Obligation Bonds, Refunding Series 2013,	8/23 at 100.00	AA–	1,098,760
	5.000%, 8/15/33
1,565	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,781,408
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	666,526
	Refunding Series 2012A, 0.000%, 8/01/45
1,360	Jacksonville Independent School District, Cherokee County, Texas, General Obligation Bonds,	2/24 at 100.00	Aaa	1,540,826
	School Building Series 2014, 5.000%, 2/15/39
2,000	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/27 at 100.00	AAA	2,369,720
	Obligation Bonds, School Building Series 2017, 5.000%, 2/15/39
2,675	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014,	8/24 at 100.00	AA–	3,054,636
	5.000%, 8/01/34
40	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	13,160
	Bonds, Series 2008, 0.000%, 8/15/36
1,350	Lubbock Independent School District, Lubbock County, Texas, General Obligation Bonds, School	2/23 at 100.00	AAA	1,535,301
	Building Series 2013A, 5.000%, 2/15/43
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,959,720
	2011A, 7.250%, 4/01/36
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,000	5.750%, 12/01/33	12/25 at 100.00	Ba2	1,103,830
1,000	6.125%, 12/01/38	12/25 at 100.00	Ba2	1,108,890
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AAA	779,888
	0.000%, 10/01/35
4,000	Prosper Independent School District, Collin County, Texas, General Obligation Bonds, Refunding	2/25 at 100.00	AAA	4,632,998
	Series 2015, 5.000%, 2/15/40
205	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Ba2	214,096
	5.125%, 2/01/39
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	4/22 at 100.00	AAA	2,284,980
	2012A, 5.000%, 4/01/42
2,000	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement, Series	4/24 at 100.00	AAA	2,289,240
	2014, 5.000%, 4/01/44
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding	4/24 at 100.00	AAA	2,321,760
	Series 2014, 5.000%, 10/01/34
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
45	0.000%, 8/15/22	8/17 at 100.00	AAA	33,991
45	0.000%, 8/15/24	8/17 at 100.00	AAA	30,477
9,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital	8/25 at 44.15	Aaa	3,000,240
	Appreciation Series 2015, 0.000%, 8/15/45
41,495	Total Tax Obligation/General			36,059,584
	Tax Obligation/Limited – 27.0% (18.2% of Total Investments)
	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2015:
1,060	5.000%, 8/15/34 – AGM Insured	8/24 at 100.00	AA	1,203,768
1,160	5.000%, 8/15/35 – AGM Insured	8/24 at 100.00	AA	1,314,106
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 –	8/19 at 100.00	AA	1,075,750
	AGM Insured
1,175	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2014A,	12/24 at 100.00	AA+	1,373,881
	5.000%, 12/01/36
1,680	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A,	12/25 at 100.00	AA+	1,927,733
	5.000%, 12/01/48
500	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement	9/19 at 103.00	N/R	521,015
	District 1, Series 2014, 6.500%, 9/01/36
2,500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	No Opt. Call	AA+	3,097,550
	Contractual Obligations Series 2015B, 5.000%, 11/01/25
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	11/21 at 100.00	AA+	1,563,208
	Refunding Series 2011A, 5.000%, 11/01/41
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
450	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	350,820
210	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	114,211
260	0.000%, 11/15/33	11/31 at 88.44	AA–	131,651
2,045	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	966,896
1,130	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	467,594
4,370	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	1,589,937
2,260	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	771,338
400	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	11/24 at 100.00	A3	453,372
	2014C, 5.000%, 11/15/34
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	1,171,860
	2014A, 5.000%, 11/15/28
3,440	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	11/31 at 53.78	AA–	1,059,245
	0.000%, 11/15/41 – NPFG Insured
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	AA–	449,810
	0.000%, 11/15/33 – NPFG Insured
210	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/17 at 100.00	A2	210,638
	Facilities Department, Refunding Series 2011B, 5.000%, 9/01/30
1,015	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/24 at 100.00	A2	1,152,715
	Facilities Department, Refunding Series 2014, 5.000%, 9/01/34
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	843,589
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
250	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue	3/18 at 103.00	N/R	256,253
	Bonds, Series 2014, 7.150%, 9/01/37
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	3,413,430
	2011D, 5.000%, 9/01/31
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA+	2,324,560
	5.500%, 9/01/41
10,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, Series 2016A, 5.000%,	10/26 at 100.00	Aaa	12,201,900
	10/01/30 (UB) (4)
1,735	Via Metropolitan Transit Advanced Transportation District, Texas, Sales Tax Revenue Bonds,	8/24 at 100.00	AAA	2,001,930
	Refunding & Improvement Series 2014, 5.000%, 8/01/38
46,710	Total Tax Obligation/Limited			42,008,760
	Transportation – 20.1% (13.6% of Total Investments)
3,000	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/39 (Alternative	11/24 at 100.00	A1	3,361,950
	Minimum Tax)
665	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series	1/23 at 100.00	BBB	716,225
	2013, 5.000%, 1/01/42
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB+	1,360,119
2,205	0.000%, 1/01/37	No Opt. Call	BBB+	971,677
2,160	0.000%, 1/01/38	No Opt. Call	BBB+	912,557
1,000	0.000%, 1/01/40	No Opt. Call	BBB+	381,790
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	1,102,410
	5.000%, 11/01/42
1,165	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B,	11/20 at 100.00	A+	1,293,290
	5.000%, 11/01/35
1,670	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	1,854,919
	2013A, 5.125%, 10/01/43
1,165	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2012C,	8/22 at 100.00	AA	1,347,544
	5.000%, 8/15/31
5,150	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2016A,	8/26 at 100.00	Aa2	5,999,954
	5.000%, 8/15/41
2,000	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012A,	7/22 at 100.00	A+	2,198,120
	5.000%, 7/01/31 (Alternative Minimum Tax)
1,750	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series	11/25 at 100.00	A1	1,993,233
	2015, 5.000%, 11/01/35 (Alternative Minimum Tax)
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	3,259,680
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
20	6.100%, 1/01/28	1/19 at 100.00	A1	21,598
375	6.250%, 1/01/39	1/19 at 100.00	A1	402,210
50	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	A1	51,259
	5.750%, 1/01/40
40	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008B,	1/18 at 100.00	A1	41,007
	5.750%, 1/01/40
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	1,301,200
	0.000%, 1/01/36 – AGC Insured
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27	7/22 at 100.00	A+	2,801,650
	(Alternative Minimum Tax)
34,360	Total Transportation			31,372,392
	U.S. Guaranteed – 19.1% (12.9% of Total Investments) (5)
	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement
	Residence Foundation Project, Series 2007:
130	5.000%, 7/01/27 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (5)	130,455
110	5.000%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (5)	110,385
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	AA (5)	2,846,350
	2010, 5.875%, 5/01/40 (Pre-refunded 5/01/20)
240	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	N/R (5)	247,080
	Building Series 2008, 5.000%, 2/15/38 (Pre-refunded 2/15/18)
185	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM	No Opt. Call	AA (5)	211,433
	Insured (ETM)
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA+ (5)	1,034,050
	(Pre-refunded 3/01/18)
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA (5)	1,900,685
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39 (Pre-refunded 8/15/18)
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010,	3/20 at 100.00	AA– (5)	4,454,156
	5.250%, 3/01/40 (Pre-refunded 3/01/20)
960	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	N/R (5)	316,205
	Bonds, Series 2008, 0.000%, 8/15/36 (Pre-refunded 8/15/17)
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	397,248
	Series 2009, 5.000%, 8/15/34 (Pre-refunded 8/15/19)
25	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/15/29	5/22 at 100.00	N/R (5)	29,437
	(Pre-refunded 5/15/22)
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	Aaa	1,611,945
	(Pre-refunded 3/01/19)
925	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,108,113
	Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
80	6.100%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (5)	86,498
1,625	6.250%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (5)	1,760,818
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A:
195	5.750%, 1/01/40 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (5)	200,604
150	5.750%, 1/01/40 (Pre-refunded 1/01/18)	1/18 at 100.00	A1 (5)	154,311
35	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008B,	1/18 at 100.00	AA– (5)	35,912
	5.750%, 1/01/40 (Pre-refunded 1/01/18)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008B:
285	5.750%, 1/01/40 (Pre-refunded 1/01/18)	1/18 at 100.00	A1 (5)	293,191
190	5.750%, 1/01/40 (Pre-refunded 1/01/18)	1/18 at 100.00	AA– (5)	195,461
950	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (5)	977,303
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	2,062,640
	2008A, 5.250%, 2/15/34 (Pre-refunded 2/15/18)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	Aaa	2,606,125
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
95	5.250%, 8/15/40 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	107,568
1,155	5.250%, 8/15/40 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (5)	1,307,795
410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	1/19 at 100.00	AA (5)	445,670
	Christus Health, Refunding Series 2008A, 6.500%, 7/01/37 (Pre-refunded 1/01/19) – AGC Insured
	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008:
90	5.000%, 4/01/30 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (5)	93,137
910	5.000%, 4/01/30 (Pre-refunded 4/01/18)	4/18 at 100.00	AAA	941,714
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	BBB+ (5)	702,443
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37 (Pre-refunded 7/01/17)
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	BBB+ (5)	2,257,853
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33 (Pre-refunded 7/01/17)
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure	9/19 at 100.00	BBB (5)	1,099,930
	Improvement Facilities, Series 2009, 5.500%, 9/01/29 (Pre-refunded 9/01/19)
35,060	Total U.S. Guaranteed			29,726,515
	Utilities – 17.0% (11.5% of Total Investments)
2,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/40	11/22 at 100.00	AA	2,228,640
3,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/38	11/25 at 100.00	AA	3,491,370
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	9/17 at 100.00	N/R	26
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (6)
2,000	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31	9/25 at 100.00	A+	2,309,300
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,006,200
3,000	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A	3,270,150
1,150	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/36	5/22 at 100.00	A	1,287,759
1,975	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/15/29	5/22 at 100.00	A	2,251,619
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	A–	1,672,215
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
1,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding	No Opt. Call	BBB+	1,110,250
	Series 2012, 5.000%, 10/01/20
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
270	5.625%, 12/15/17	No Opt. Call	BBB+	275,851
3,000	6.250%, 12/15/26	No Opt. Call	BBB+	3,699,780
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	BBB+	1,110,860
	2006A, 5.250%, 12/15/20
	Texas Municipal Power Agency, Revenue Bonds, Refunding Transmission Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	704,134
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,100,210
26,095	Total Utilities			26,518,364
	Water and Sewer – 13.0% (8.8% of Total Investments)
1,450	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016A,	11/26 at 100.00	AA	1,702,851
	5.000%, 11/15/41
1,575	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014,	7/23 at 100.00	AA	1,756,094
	5.000%, 7/10/38 – BAM Insured
2,500	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use	2/21 at 100.00	AA	2,794,900
	Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/31
2,000	Corpus Christi, Texas, Utility System Revenue Bonds, Improvement Junior Lien Series 2013,	7/23 at 100.00	A+	2,229,240
	5.000%, 7/15/43
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D,	11/22 at 100.00	AA	2,281,960
	5.000%, 11/15/42
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	781,540
	12/15/36 – AGM Insured
3,860	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior	12/22 at 100.00	AA–	4,401,209
	Lien Series 2013, 5.000%, 12/15/33
1,000	Nueces River Authority, Texas, Water Supply Revenue Bonds, Corpus Christi Lake Texana Project,	7/25 at 100.00	AA–	1,225,230
	Refunding Series 2015, 5.000%, 7/15/26
2,640	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2015B,	5/25 at 100.00	AA	3,084,418
	5.000%, 5/15/34
17,735	Total Water and Sewer			20,257,442
$ 242,680	Total Long-Term Investments (cost $213,265,997)			230,674,261
	Floating Rate Obligations – (5.1)%			(8,000,000)
	Institutional MuniFund Term Preferred Shares, net of deferred offering costs – (46.1)% (7)			(71,759,651)
	Other Assets Less Liabilities – 3.1%			4,818,871
	Net Assets Applicable to Common Shares – 100%			$ 155,733,481

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$230,674,261	$ —	$230,674,261

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2017, the cost of investments was $204,972,825.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$17,975,686
Depreciation	(274,250)
Net unrealized appreciation (depreciation) of investments	$17,701,436

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.
(7)	Institutional MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 31.1%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Texas Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017